Variable Interest Entities	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Variable Interest Entities
Variable Interest Entities

13.       Variable Interest Entities

GAAP requires the assets, liabilities, noncontrolling interests and activities of Variable Interest Entities (“VIEs”) to be consolidated if an entity’s interest in the VIE has specific characteristics including: voting rights not proportional to ownership and the right to receive a majority of expected income or absorb a majority of expected losses. In addition, the entity exposed to the majority of the risks and rewards associated with the VIE is deemed its primary beneficiary and must consolidate the entity.

EmCare entered into an agreement in 2011 with an indirect wholly-owned subsidiary of HCA Holdings Inc. to form an entity which would provide physician services to various healthcare facilities (“HCA-EmCare JV”). HCA-EmCare JV began providing services to healthcare facilities during the first quarter of 2012 and meets the definition of a VIE. The Company determined that, although EmCare only holds 50% voting control, EmCare is the primary beneficiary and must consolidate this VIE because:

•                  EmCare provides management services to HCA-EmCare JV including recruiting, credentialing, scheduling, billing, payroll, accounting and other various administrative services and therefore substantially all of HCA-EmCare JV’s activities involve EmCare; and

•                  as payment for management services, EmCare is entitled to receive a base management fee from HCA-EmCare JV as well as a bonus management fee.

The following is a summary of the HCA-EmCare JV assets and liabilities as of September 30, 2013 and December 31, 2012, which are included in the Company’s consolidated financial statements.

	September 30,	December 31,
	2013	2012
Current assets	$67,238,293	$33,141,502
Current liabilities	46,290,990	20,081,084

15. Variable Interest Entities

          GAAP requires the assets, liabilities, noncontrolling interests and activities of Variable Interest Entities ("VIEs") to be consolidated if an entity's interest in the VIE has specific characteristics including: voting rights not proportional to ownership and the right to receive a majority of expected income or absorb a majority of expected losses. In addition, the entity exposed to the majority of the risks and rewards associated with the VIE is deemed its primary beneficiary and must consolidate the entity.

          EmCare entered into an agreement in 2011 with an indirect wholly-owned subsidiary of HCA Holdings Inc. to form an entity which would provide physician services to various healthcare facilities ("HCA-EmCare JV"). HCA-EmCare JV began providing services to healthcare facilities during the first quarter of 2012 and meets the definition of a VIE. The Company determined that, although EmCare only holds 50% voting control, EmCare is the primary beneficiary and must consolidate this VIE because:

  •
  EmCare provides management services to HCA-EmCare JV including recruiting, credentialing, scheduling, billing, payroll, accounting and other various administrative services and therefore substantially all of HCA-EmCare JV's activities involve EmCare; and

  •
  as payment for management services, EmCare is entitled to receive a base management fee from HCA-EmCare JV as well as a bonus management fee.

          The following is a summary of the HCA-EmCare JV assets and liabilities as of December 31, 2012, which are included in the Company's consolidated financial statements. There were no balances in the HCA-EmCare JV as of December 31, 2011.

December 31, 2012
Current assets	$33,141,502
Current liabilities	20,081,084